Property and Equipment	6 Months Ended
Jun. 30, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
9	PROPERTY AND EQUIPMENT

The property and equipment net book value consists of the following:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024
	USD	USD

General installations	717,210	873,406
Office and computer equipment	225,272	212,159
Furniture & fixtures	235,281	274,659
	1,177,763	1,360,224

Total expense arising from depreciation on property and equipment recognized in the condensed interim consolidated statement of comprehensive loss as part of general and administrative expense for the six-month period ended June 30, 2025 was USD 248,153 (USD 248,865 for the six-month period ended June 30, 2024).